First Trust Real Assets Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.0%
$311,078	BRAVO Residential Funding Trust 2021-A Series 2021-A, Class A1, 1.99%, 10/25/2059[1,2,3]	$296,970
150,000	Bryant Park Commercial Real Estate Partners I LP Series 2022-FL2, Class C, 8.82% (1-Month Term SOFR+450 basis points), 1/16/2037[1,2,4]	147,487
200,000	Deephaven Residential Mortgage Trust Series 2021-2, Class B1, 3.17%, 4/25/2066[1,2,5]	126,652
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2022-HQA3, Class M2, 9.28% (30-Day SOFR Average+535 basis points), 8/25/2042[1,2,4]	235,920
250,000	GCAT 2021-NQM6 Trust Series 2021-NQM6, Class M1, 3.41%, 8/25/2066[1,2,5]	191,104
194,720	GCAT 2022-NQM4 Trust Series 2022-NQM4, Class A3, 5.73%, 8/25/2067[1,2,3]	181,110
200,000	Home RE Ltd. Series 2019-1, Class M2, 7.64% (1-Month USD Libor+325 basis points), 5/25/2029[1,2,4]	197,466
	JP Morgan Mortgage Trust 2016-4
183,864	Series 2016-4, Class B3, 3.81%, 10/25/2046[1,2,5]	160,157
120,700	Series 2016-4, Class B4, 3.81%, 10/25/2046[1,2,5]	79,776
164,712	Series 2016-4, Class B5, 3.81%, 10/25/2046[1,2,5]	79,202
150,000	Med Trust Series 2021-MDLN, Class G, 9.57% (1-Month USD Libor+525 basis points), 11/15/2038[1,4,5]	136,253
250,000	New Residential Mortgage Loan Trust Series 2022-NQM1, Class M1, 3.60%, 4/25/2061[1,2,5]	164,270
237,044	Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A1, 1.99%, 2/25/2061[1,2,3]	215,154
244,179	PRPM 2021-3 LLC Series 2021-3, Class A1, 1.87%, 4/25/2026[1,2,3]	219,206
212,036	PRPM 2021-6 LLC Series 2021-6, Class A1, 1.79%, 7/25/20261,2,3	192,679
200,000	Radnor RE 2022-1 Ltd. Series 2022-1, Class M1B, 10.68% (30-Day SOFR Average+675 basis points), 9/25/2032[1,2,4]	191,986
200,000	Triangle RE Ltd. Series 2021-3, Class M2, 7.68% (30-Day SOFR Average+375 basis points), 2/25/2034[1,2,4,5]	170,799
200,000	Verus Securitization Trust 2021-1 Series 2021-1, Class M1, 1.97%, 1/25/2066[1,2,5]	119,946
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,385,162)	3,106,137

First Trust Real Assets Fund

SCHEDULE OF INVESTMENTS ‐ Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
$200,000	Bellemeade Re Ltd. Series 2022-1, Class M2, 8.53% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,4]	$162,239
300,000	Eagle RE Ltd. Series 2020-1, Class B1, 7.24% (1-Month USD Libor+285 basis points), 1/25/2030[1,2,4]	278,786
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $474,556)	441,025

Number of Shares
	PRIVATE INVESTMENT FUNDS — 18.1%
359,092	Cbre U.S. Core Partners, LP	683,571
N/A	Nuveen Real Estate U.S. Cities Multifamily Fund LP	218,183
N/A	Oak Street Real Estate Capital Net Lease Property Fund, LP	835,000
N/A	Pender Capital Asset Based Lending Fund I, LP	2,300,000
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $4,110,000)	4,036,754
	REAL ESTATE INVESTMENT TRUSTS — 39.8%
65,424	Bailard Real Estate Investment Trust LP	2,325,153
71,592	Invesco Real Estate Income Trust, Inc.	2,212,151
107,365	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	1,543,906
63,139	RREEF Property Trust, Inc. - Class D	1,043,692
65,800	Starwood Real Estate Income Trust, Inc.	1,718,369
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $9,150,000)	8,843,271
	SHORT-TERM INVESTMENTS — 22.6%
5,015,287	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.05%[6]	5,015,287
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,015,287)	5,015,287
	TOTAL INVESTMENTS — 96.5%
	(Cost $22,135,005)	21,442,474
	Assets in Excess of Other Liabilities — 3.5%	779,864
	TOTAL NET ASSETS — 100.0%	$22,222,338

LLC — Limited Liability Company
LP — Limited Partnership

[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,547,162, which represents 15.98% of the total net assets of the Fund.
[2] Callable.
[3] Step rate security.
[4] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] The rate is the annualized seven-day yield at period end.

First Trust Real Assets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Securities With Restrictions on	Redemptions	Redemption			Original
Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust, Inc.[1]	Quarterly	30 Days	$2,350,000	$2,325,153	6/29/2022
Cbre U.S. Core Partners, LP1	Quarterly	60 Days	750,000	683,572	9/30/2022
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	2,300,000	2,212,151	4/29/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	225,000	218,183	10/3/2022
Oak Street Real Estate Capital Net Lease Property Fund, LP1	Quarterly	60 Days	835,000	835,000	10/31/2022
Pender Capital Asset Based Lending Fund I, LP1	Quarterly	90 Days	2,300,000	2,300,000	5/2/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	1,800,000	1,718,369	4/29/2022
Totals:			$10,560,000	$10,292,428

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying Notes to Schedule of Investments.

First Trust Real Assets Fund

NOTES TO SUMMARY OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board as of September 8, 2022, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager (the “Valuation Designee”) subject to the oversight of the Board. Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or the Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the ‘mark.’

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or the Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or the Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Valuation Designee at amortized cost, which the Valuation Designee has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the Market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

First Trust Real Assets Fund

NOTES TO SUMMARY OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Between the periodic valuation periods of the private investment funds, the NAVs of such private investment funds are adjusted daily based on the total return that each private investment fund is estimated by the Investment Adviser or Sub-Adviser to generate during the period. The Valuation Designee monitors these estimates daily and updates them as necessary.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

First Trust Real Assets Fund

NOTES TO SUMMARY OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$3,106,137	$-	$3,106,137
Collateralized Mortgage Obligations	-	441,025	-	441,025
Real Estate Investment Trusts	2,587,598			2,587,598
Short-Term Investments	5,015,287	-	-	5,015,287
Subtotal	$7,602,885	$3,547,162	$-	$11,150,047
Private Investment Funds				4,036,754
Real Estate Investment Trusts				6,255,673
Total Investments				$21,442,474

* The Fund did not hold any Level 3 securities at period end.